Condensed Consolidated Statements of Operations and Other Comprehensive (Loss) Income (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues	$ 38,876,968	$ 34,079,482
Cost of revenues
Total cost of revenues	27,738,882	23,408,079
Gross profit	11,138,086	10,671,403
Operating expenses
Sales and marketing expenses	8,340,234	4,357,836
General and administrative expenses	3,359,946	5,602,754
Total operating expenses	11,700,180	9,960,590
(Loss) Income from operations	(562,094)	710,813
Other income (expenses)
Interest income	96,111	90,907
Interest expenses	(375,846)	(23,793)
Amortization of financing cost	(641,576)	(20,322)
Fair value loss – financial instruments	(1,621,836)
Government subsidy	43,616
Foreign currency exchange gain (loss), net	8,725	(6,920)
Total other (expenses) income, net	(2,490,806)	39,872
(Loss) Income before income taxes	(3,052,900)	750,685
Income tax expense	(263,228)	(1,356,819)
Net loss	(3,316,128)	(606,134)
Net loss attributable to the Company’s shareholders	(3,202,169)	(606,134)
Net loss attributable to non-controlling interests	(113,959)
Net loss	(3,316,128)	(606,134)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of nil tax	(2,131,493)	696,050
Total comprehensive (loss) income	$ (5,447,621)	$ 89,916
Net loss per share—basic and diluted (in Dollars per share)	$ (5.31)	$ (3.61)
Weighted average number of ordinary shares outstanding—basic (in Shares)	623,993	167,908
Installation and maintenance
Revenues
Total revenues	$ 24,301,679	$ 21,979,399
Cost of revenues
Total cost of revenues	16,075,215	14,693,065
Housekeeping
Revenues
Total revenues	8,990,258	8,009,015
Cost of revenues
Total cost of revenues	7,762,831	6,687,377
Senior care services
Revenues
Total revenues	3,557,245	4,091,068
Cost of revenues
Total cost of revenues	2,175,931	$ 2,027,637
Sales of pharmaceutical products
Revenues
Total revenues	1,380,344
Cost of revenues
Total cost of revenues	1,251,406
Educational consulting services
Revenues
Total revenues	647,442
Cost of revenues
Total cost of revenues	$ 473,499